MINERAL PROPERTIES (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended				12 Months Ended		167 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Sep. 21, 2017	Apr. 30, 2012	Oct. 31, 2009 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2023 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Write-off costs associated with prospecting right closures								$ (223)
Non-controlling interest							$ 21,645	$ 19,054	$ 21,645
Capital commitments							$ 811		811
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Payments for exploration and evaluation expenses									85,400
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of future equity investment				75.00%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement						$ 3,200
Acquisition of interest, work requirement, interest						37.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest		49.90%					49.95%	49.95%
Proportion of ownership and voting rights held by non-controlling interests							50.10%	50.10%
Purchase agreement amount | R		R 1.2
Non-controlling interest							$ 8,503	$ 7,828	8,503
Subsequent expenditures on non-JV property receivable							$ 8,700		8,700
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests				26.00%		26.00%
Proportion of agreement payment paid until completion of feasibility study		26.00%
Expense arising from exploration and evaluation of mineral resources						$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests				15.00%
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Effective proportion of ownership interest in subsidiary	50.01%
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Effective proportion of ownership interest in subsidiary				50.02%
Proportion of ownership interest				37.05%		37.00%	37.05%	37.05%
Proportion of ownership and voting rights held by non-controlling interests				12.97%	26.00%	26.00%	63.05%	63.05%
Non-controlling interest							$ 13,142	$ 11,226	$ 13,142
Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests				9.755%
HJ Platinum Metals Ltd. ("HJM") [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests			21.95%
HJ Platinum Metals Ltd. ("HJM") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of combined interest of consolidation				21.95%
HJ Platinum Metals Ltd. ("HJM") and Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of future equity investment				25.00%
Black Economic Empowerment ("BEE") [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest				49.90%